Leases (Schedule Of Future Minimum Rental Payments For Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
2015	¥ 31,386
2016	26,229
2017	15,340
2018	12,068
2019	8,973
Thereafter	22,901
Total	¥ 116,897